Income Tax (Details) - Schedule of Company’s Deferred Tax Assets and Liabilities Including the Discontinued Operation - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Company SDeferred Tax Assets And Liabilities Including The Discontinued Operation Abstract
Net operating loss carryforwards	$ 7,468	$ 4,158	$ 2,675
Research and development expenses	467	812	924
Accruals and reserves	120	138	139
Shared-based compensations	1,821	1,554	1,524
Financial income	684	793	1
Fixed asset	10	7	8
Gross deferred tax assets	10,570	7,462	5,271
Valuation allowance	(7,850)	(4,433)	(2,926)
Total deferred tax assets	2,720	3,029	2,345
Leases	(1)	(31)	(2)
Financial instruments	(2,534)	(2,797)	(2,222)
Intercompany interest			(46)
Financial expenses		(16)
Other	(185)	(185)	(75)
Gross deferred tax liabilities	(2,720)	(3,029)	(2,345)
Deferred tax assets (liabilities), net